Derivatives	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Derivatives
DERIVATIVES

The Company’s operations are exposed to market risks relating to commodity prices that affect the Company’s cost of raw materials, finished product prices and energy costs and the risk of changes in interest rates.

The Company makes limited use of derivative instruments to manage cash flow risks related to interest expense, natural gas usage, diesel fuel usage and inventory.  The Company does not use derivative instruments for trading purposes.  Interest rate swaps are entered into with the intent of managing overall borrowing costs by reducing the potential impact of increases in interest rates on floating-rate long-term debt.  Natural gas swaps and options are entered into with the intent of managing the overall cost of natural gas usage by reducing the potential impact of seasonal weather demands on natural gas that increases natural gas prices.  Heating oil swaps are entered into with the intent of managing the overall cost of diesel fuel usage by reducing the potential impact of seasonal weather demands on diesel fuel that increases diesel fuel prices.  Inventory swaps and options are entered into with the intent of managing seasonally high concentrations of MBM, PM, BFT, PG, YG and BBP inventories by reducing the potential impact of decreasing prices.  At January 1, 2011, the Company had natural gas swaps outstanding that qualified and were designated for hedge accounting as well as heating oil swaps and natural gas swaps and options that did not qualify and were not designated for hedge accounting.

Entities are required to report all derivative instruments in the statement of financial position at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, on the reason for holding the instrument.  If certain conditions are met, entities may elect to designate a derivative instrument as a hedge of exposures to changes in fair value, cash flows or foreign currencies.  If the hedged exposure is a cash flow exposure, the effective portion of the gain or loss on the derivative instrument is reported initially as a component of other comprehensive income (outside of earnings) and is subsequently reclassified into earnings when the forecasted transaction affects earnings.  Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of the gain or loss are reported in earnings immediately.  If the derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the period of change.

Cash Flow Hedges

On May 19, 2006, the Company entered into two interest rate swap agreements that are considered cash flow hedges according to FASB authoritative guidance.  Under the terms of these swap agreements, beginning June 30, 2006, the cash flows from the Company’s $50.0 million floating-rate term loan facility under the former credit agreement had been exchanged for fixed-rate contracts that bear interest, payable quarterly.  The first swap agreement for $25.0 million matured April 7, 2012 bearing interest at 5.42%, which does not include the borrowing spread per the former credit agreement, with amortizing payments that mirror the old term loan facility.  The second swap agreement for $25.0 million matured April 7, 2012 bearing interest at 5.415%, which does not include the borrowing spread per the former credit agreement, with amortizing payments that mirror the old term loan facility.  The Company’s receive rate on each swap agreement was based on three-month LIBOR.  As a result of the Merger and entry into a new Credit Agreement the term loan that specifically related to these interest swap transactions was repaid.  As such, the Company discontinued and paid approximately $2.0 million representing the fair value of these two interest swap transactions at the discontinuance date with the effective portion in accumulated other comprehensive loss to be reclassified to income over the remaining original term of the interest swaps.

In the fourth quarter of fiscal 2009, the Company entered into natural gas swap contracts that are considered cash flow hedges.  Under the terms of the natural gas swap contracts the Company fixed the expected purchase cost of a portion of its plants expected natural gas usage through the first quarter of fiscal 2010.  As of January 1, 2011 these cash flow hedges have expired and settled according to the contracts.

In fiscal 2010, the Company has entered into natural gas contracts that are considered cash flow hedges.  Under the terms of the natural gas swap contracts the Company fixed the expected purchase cost of a portion of its plants expected natural gas usage through the second quarter of fiscal 2011.  As of January 1, 2011, some of the contracts have expired and settled according to the contracts while the remaining contract positions and activity are disclosed below.

The Company estimates the amount that will be reclassified from accumulated other comprehensive loss at January 1, 2011 into earnings over the next 12 months will be approximately $1.0 million.  As of January 1, 2011, approximately $0.3 million of losses have been reclassified into earnings as a result of the discontinuance of cash flow hedges.

The following table presents the fair value of the Company’s derivative instruments as of January 1, 2011 and January 2, 2010 (in thousands):

Derivatives Designated	Balance Sheet	Asset Derivatives Fair Value
as Hedges	Location	January 1, 2011	January 2, 2010
Natural gas swaps	Other current assets	$135	$228

Total derivatives designated as hedges		$135	$228

Derivatives not Designated as Hedges
Natural gas swaps	Other current assets	$212	$—
Heating oil swaps	Other current assets	81	84

Total derivatives not designated as hedges		$293	$84

Total asset derivatives		$428	$312

Derivatives Designated	Balance Sheet	Liability Derivatives Fair Value
as Hedges	Location	January 1, 2011	January 2, 2010
Interest rate swaps	Other noncurrent liabilities	$—	$2,473
Natural gas swaps	Accrued expenses	16	—

Total derivatives designated as hedges		$16	$2,473

Derivatives not Designated as Hedges
Inventory swaps	Accrued Expenses	$—	$3

Total derivates not designated as hedges		$—	$3

Total liability derivatives		$16	$2,476

The effect of the Company's derivative instruments on the consolidated financial statements for the fiscal years ended January 1, 2011 and January 2, 2010 are as follows (in thousands):

Derivatives Designated as Cash Flow Hedges	Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion) (a)		Gain or (Loss) Reclassified From Accumulated OCI into Income (Effective Portion) (b)		Gain or (Loss) Recognized in Income On Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing) (c)
	2010	2009	2010	2009	2010	2009

Interest rate swaps	$(723)	$(482)	$(1,551)	$(1,629)	$41	$(27)
Natural gas swaps	(257)	(186)	(161)	(409)	(13)	5

Total	$(980)	$(668)	$(1,712)	$(2,038)	$28	$(22)

(a)    Amount recognized in accumulated OCI (effective portion) is reported as accumulated other comprehensive loss of approximately $1.0 million and approximately $0.7 million recorded net of taxes of approximately $0.4 million and approximately $0.3 million for the year ended January 1, 2011 and January 2, 2010, respectively.

(b)    Gains and (losses) reclassified from accumulated OCI into income (effective portion) for interest rate swaps and natural gas swaps is included in interest expense and cost of sales, respectively, in the Company’s consolidated statements of operations.

(c)    Gains and (losses) recognized in income on derivatives (ineffective portion) for interest rate swaps and natural gas swaps is included in other, net in the Company’s consolidated statements of operations.

At January 1, 2011, the Company had forward purchase agreements in place for purchases of approximately  $6.8 million of natural gas and diesel fuel.  These forward purchase agreements have no net settlement provisions and the Company intends to take physical delivery.  Accordingly, the forward purchase agreements are not subject to the requirements of fair value accounting because they qualify as normal purchases as defined.